Ordinary Shares - Additional Information (Details) - $ / shares		12 Months Ended
	Apr. 03, 2018	Dec. 31, 2023	Jan. 26, 2023	Jan. 19, 2023	Dec. 31, 2022	Oct. 27, 2022	Mar. 31, 2022	Jan. 08, 2021	Dec. 21, 2020
Class Of Stock [Line Items]
Common stock, shares authorized	100,000,000,000
Common stock, capital shares reserved for future issuance	1,000,000,000
Common stock, par value per share	$ 0.00001
Common stock conversion basis		Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized	94,000,000,000	94,000,000,000			94,000,000,000
Common stock, par value per share		$ 0.00001			$ 0.00001
Number of voting rights entitlement per ordinary shares	one
Common stock, shares issued		3,853,820,658			3,246,481,443	971,042	304,705,874
ADS equivalent		7
Common stock, shares outstanding		3,675,039,807			3,047,568,900
Common stock, shares deemed issued but not outstanding		178,780,851
Class A Ordinary Shares | Follow-on Offering
Class Of Stock [Line Items]
Common stock, shares issued				535,500,000					280,000,000
ADS equivalent				76,500,000					40,000,000
Class A Ordinary Shares | Over-Allotment Option
Class Of Stock [Line Items]
Common stock, shares issued			69,825,000					32,163,292
ADS equivalent			9,975,000					4,594,756
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized	5,000,000,000	5,000,000,000			5,000,000,000
Common stock, par value per share		$ 0.00001			$ 0.00001
Number of voting rights entitlement per ordinary shares	ten
Common stock, shares issued		3,041,097,278			3,041,097,278		164,705,882
Common stock, shares outstanding		3,041,097,278			3,041,097,278